Insurance Contracts - Summary of Deferred Acquisition Costs (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Acquisition Costs Arising From Insurance Contracts [Line Items]
Total	₩ 1,910,161	₩ 1,576,206	₩ 1,170,972
Non-life insurance
Deferred Acquisition Costs Arising From Insurance Contracts [Line Items]
Total	1,430,461	1,230,375	965,683
Life insurance
Deferred Acquisition Costs Arising From Insurance Contracts [Line Items]
Total	₩ 479,700	₩ 345,831	₩ 205,289